Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Income Taxes
Note K - Income Taxes
The provision for income taxes consists of the following components:

	2021	2020
Current tax expense	$2,414	$2,036
Deferred tax (benefit) expense	(130)	12
Total income taxes	$2,284	$2,048

The source of deferred tax assets and deferred tax liabilities at December 31:

	2021	2020
Items giving rise to deferred tax assets:
Allowance for loan losses	$1,410	$1,557
Deferred compensation	2,007	1,822
Deferred loan fees/costs	148	136
Other real estate owned	—	1
Accrued bonus	286	212
Purchase accounting adjustments	2	18
Net operating loss	82	99
Lease liability	324	235
Nonaccrual interest income	174	—
Other	275	339
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(104)	(100)
FHLB stock dividends	(676)	(676)
Unrealized gain on securities available for sale	(188)	(647)
Prepaid expenses	(205)	(202)
Depreciation and amortization	(783)	(894)
Right-of-use asset	(324)	(235)
Net deferred tax asset	$2,428	$1,665

The Company determined that it was not required to establish a valuation allowance for deferred tax assets since management believes that the deferred tax assets are likely to be realized through the future reversals of existing taxable temporary differences, deductions against forecasted income and tax planning strategies.

At December 31, 2021, the Company’s deferred tax asset related to Section 382 net operating loss carryforwards was $391, which will expire in 2026.
The difference between the financial statement tax provision and amounts computed by applying the statutory federal income tax rate of 21% to income before taxes is as follows:

	2021	2020
Statutory tax (21%)	$2,943	$2,584
Effect of nontaxable interest	(378)	(348)
Effect of nontaxable insurance premiums	(220)	(210)
Income from bank owned insurance, net	(168)	(161)
Effect of postretirement benefits	26	124
Effect of nontaxable life insurance death proceeds	(10)	—
Effect of state income tax	150	125
Tax credits	(72)	(102)
Other items	13	36
Total income taxes(1)	$2,284	$2,048

(1) Effective income tax rates were 16.3% for 2021 and 16.6% for 2020

At December 31, 2021 and December 31, 2020, the Company had no unrecognized tax benefits. The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months.  The Company did not recognize any interest and/or penalties related to income tax matters for the periods presented.

The Company is subject to U.S. federal income tax as well as West Virginia state income tax.  The Company is no longer subject to federal or state examination for years prior to 2018.  The tax years 2018-2020 remain open to federal and state examinations.